Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2019 (unaudited)

Shares		Value*
COMMON STOCK - 69.1%
Aerospace & Defense - 2.2%
57,257	Lockheed Martin Corp.	$19,085,476
74,020	United Technologies Corp.	10,555,992
		29,641,468
Automobiles - 1.3%
430,860	General Motors Co.	16,781,997

Banks - 10.2%
629,630	Bank of America Corp.	19,254,085
276,560	Citigroup, Inc.	19,552,792
541,100	Citizens Financial Group, Inc.	19,587,820
251,270	Comerica, Inc.	19,747,309
332,930	JPMorgan Chase & Co. (g)	38,636,527
375,230	U.S. Bancorp (g)	20,007,264
		136,785,797
Biotechnology - 1.2%
89,003	Amgen, Inc.	15,960,018

Capital Markets - 1.4%
398,130	Morgan Stanley (g)	19,209,772

Chemicals - 1.4%
89,100	Celanese Corp.	9,612,999
154,783	DOW, Inc. (i)	8,780,840
		18,393,839
Commercial Services & Supplies - 0.1%
22,304	Stericycle, Inc. (i)	1,302,331

Communications Equipment - 1.3%
321,180	Cisco Systems, Inc.	17,970,021

Containers & Packaging - 0.7%
197,140	International Paper Co.	9,228,123

Diversified Telecommunication Services - 2.6%
577,491	AT&T, Inc. (g)	17,879,121
146,729	Frontier Communications Corp. (i)	418,178
300,230	Verizon Communications, Inc.	17,170,154
		35,467,453
Electric Utilities - 1.3%
351,777	Exelon Corp.	17,923,038

Electrical Equipment - 1.4%
224,920	Eaton Corp. PLC	18,627,874

Entertainment - 1.4%
137,186	Walt Disney Co.	18,790,366

Equity Real Estate Investment Trusts (REITs) - 1.3%
940,532	Host Hotels & Resorts, Inc.	18,095,836

Food & Staples Retailing - 1.3%
174,280	Walmart, Inc. (g)	17,922,955

Food Products - 2.4%
471,824	Conagra Brands, Inc.	14,522,743
336,440	Mondelez International, Inc., Class A	17,107,974
		31,630,717
Healthcare Equipment & Supplies - 1.2%
175,460	Medtronic PLC	15,582,603

Healthcare Providers & Services - 1.3%
186,430	Quest Diagnostics, Inc. (g)	17,968,123

Industrial Conglomerates - 2.1%
913,300	General Electric Co.	9,288,261

109,300	Honeywell International, Inc. (g)	18,977,759
		28,266,020
Insurance - 4.2%
196,790	Allstate Corp.	19,494,017
393,950	MetLife, Inc. (g)	18,172,914
122,900	Reinsurance Group of America, Inc.	18,620,579
		56,287,510
Media - 1.4%
437,093	Comcast Corp., Class A	19,026,658

Multi-Line Retail - 1.3%
226,428	Target Corp.	17,530,056

Multi-Utilities - 1.3%
294,580	Public Service Enterprise Group, Inc. (g)	17,571,697

Oil, Gas & Consumable Fuels - 8.4%
156,620	ConocoPhillips	9,885,854
143,980	Magellan Midstream Partners L.P. (g)	8,928,200
252,439	Occidental Petroleum Corp.	14,863,608
433,694	Royal Dutch Shell PLC, Class A, ADR (g)	27,552,580
193,488	Southwestern Energy Co. (i)	764,278
304,030	Total S.A., ADR	16,925,350
398,530	TransCanada Corp.	19,033,793
160,580	Valero Energy Corp.	14,558,183
		112,511,846
Pharmaceuticals - 6.2%
20,721	Allergan PLC	3,045,987
201,698	Johnson & Johnson	28,479,758
218,710	Merck & Co., Inc.	17,214,664
401,544	Pfizer, Inc. (g)	16,306,702
515,350	Roche Holding AG	17,037,471
118,438	Teva Pharmaceutical Industries Ltd., ADR (i)	1,802,626
		83,887,208
Road & Rail - 1.4%
152,690	Kansas City Southern	18,802,247

Semiconductors & Semiconductor Equipment - 3.4%
61,400	Broadcom, Inc.	19,549,760
334,420	Intel Corp. (g)	17,068,797
75,500	KLA-Tencor Corp.	9,624,740
		46,243,297
Software - 1.4%
341,850	Oracle Corp.	18,914,560

Specialty Retail - 0.7%
153,931	Foot Locker, Inc.	8,806,392

Technology Hardware, Storage & Peripherals - 1.3%
83,730	Apple, Inc. (g)	16,802,099

Tobacco - 2.0%
178,150	Altria Group, Inc.	9,678,889
204,400	Philip Morris International, Inc.	17,692,864
		27,371,753

Total Common Stock (cost-$890,603,383)		929,303,674

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES - 23.6%
Auto Manufacturers - 0.2%
$2,485	Tesla, Inc., 2.375%, 3/15/22	2,557,512

Biotechnology - 2.1%
	BioMarin Pharmaceutical, Inc.,
4,630	0.599%, 8/1/24	4,771,322

1,610	1.50%, 10/15/20	1,809,238
3,400	Exact Sciences Corp., 0.375%, 3/15/27	3,835,875
	Illumina, Inc.,
2,250	zero coupon, 8/15/23 (a)(b)	2,436,526
2,420	0.50%, 6/15/21	3,321,450
1,970	Insmed, Inc., 1.75%, 1/15/25	2,057,419
2,665	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	2,493,684
295	Ionis Pharmaceuticals, Inc., 1.00%, 11/15/21	379,968
3,975	Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23 (a)(b)	3,464,540
2,650	Medicines Co., 2.75%, 7/15/23	2,436,936
965	PTC Therapeutics, Inc., 3.00%, 8/15/22	1,012,069
		28,019,027
Building Materials - 0.0%
290	Patrick Industries, Inc., 1.00%, 2/1/23	266,655

Commercial Services - 0.7%
2,960	Chegg, Inc., 0.125%, 3/15/25 (a)(b)	2,845,300
1,860	Euronet Worldwide, Inc., 0.75%, 3/15/49 (a)(b)	2,080,598
3,695	Square, Inc., 0.50%, 5/15/23 (a)(b)	4,420,955
		9,346,853
Computers - 0.9%
3,015	Lumentum Holdings, Inc., 0.25%, 3/15/24	3,759,913
1,995	Nutanix, Inc., zero coupon, 1/15/23	2,282,182
2,750	Pure Storage, Inc., 0.125%, 4/15/23	3,049,587
3,875	Western Digital Corp., 1.50%, 2/1/24 (a)(b)	3,466,656
		12,558,338
Diversified Financial Services - 0.9%
5,000	Encore Capital Group, Inc., 2.875%, 3/15/21	4,710,332
1,090	LendingTree, Inc., 0.625%, 6/1/22	2,094,162
4,990	PRA Group, Inc., 3.00%, 8/1/20	4,791,185
		11,595,679
Electric Utilities - 0.2%
2,270	NRG Energy, Inc., 2.75%, 6/1/48 (a)(b)	2,560,477

Electronic Equipment, Instruments & Components - 0.1%
2,195	SunPower Corp., 4.00%, 1/15/23	1,827,338

Electronics - 0.4%
1,745	Fortive Corp., 0.875%, 2/15/22 (a)(b)	1,845,381
2,530	OSI Systems, Inc., 1.25%, 9/1/22	2,633,357
1,590	Vishay Intertechnology, Inc., 2.25%, 6/15/25 (a)(b)	1,530,290
		6,009,028
Energy-Alternate Sources - 0.2%
	SunEdison, Inc. (a)(b)(c),
2,915	2.625%, 6/1/23	65,587
3,820	3.375%, 6/1/25	85,950
2,205	Tesla Energy Operations, Inc., 1.625%, 11/1/19	2,144,985
		2,296,522
Engineering & Construction - 0.4%
2,790	Dycom Industries, Inc., 0.75%, 9/15/21	2,646,603
2,570	Tutor Perini Corp., 2.875%, 6/15/21	2,538,264
		5,184,867
Entertainment - 0.4%
2,425	Live Nation Entertainment, Inc., 2.50%, 3/15/23	2,856,796
1,900	Marriott Vacations Worldwide Corp., 1.50%, 9/15/22	1,869,339
		4,726,135
Equity Real Estate Investment Trusts (REITs) - 0.8%
2,000	Apollo Commercial Real Estate Finance, Inc., 5.375%, 10/15/23	1,994,435
3,600	IH Merger Sub LLC, 3.50%, 1/15/22	4,184,856
4,000	Two Harbors Investment Corp., 6.25%, 1/15/22	4,065,000
		10,244,291
Healthcare-Products - 1.0%
1,315	CONMED Corp., 2.625%, 2/1/24 (a)(b)	1,441,945
2,240	Insulet Corp., 1.375%, 11/15/24 (a)(b)	2,557,948
2,835	NuVasive, Inc., 2.25%, 3/15/21	3,263,873

5,122	Wright Medical Group, Inc., 1.625%, 6/15/23 (a)(b)	5,582,468
		12,846,234
Healthcare-Services - 0.1%
1,440	Teladoc Health, Inc., 1.375%, 5/15/25 (a)(b)	1,906,593

Insurance - 0.2%
1,865	AXA S.A., 7.25%, 5/15/21 (a)(b)	2,034,855

Internet - 2.7%
	Booking Holdings, Inc.,
2,370	0.35%, 6/15/20	3,393,936
1,800	0.90%, 9/15/21	2,055,203
505	Etsy, Inc., zero coupon, 3/1/23	985,066
	FireEye, Inc.,
1,805	0.875%, 6/1/24 (a)(b)	1,818,282
2,150	1.625%, 6/1/35, Ser. B	2,015,625
1,685	IAC FinanceCo., Inc., 0.875%, 10/1/22 (a)(b)	2,621,228
2,620	Liberty Expedia Holdings, Inc., 1.00%, 6/30/47 (a)(b)	2,626,069
1,415	MercadoLibre, Inc., 2.00%, 8/15/28 (a)(b)	1,830,656
1,155	Okta, Inc., 0.25%, 2/15/23	2,561,574
5,315	Palo Alto Networks, Inc., 0.75%, 7/1/23 (a)(b)	6,050,913
	Twitter, Inc.,
2,940	0.25%, 6/15/24 (a)(b)	2,975,912
2,150	1.00%, 9/15/21	2,080,416
2,240	Zendesk, Inc., 0.25%, 3/15/23	3,380,182
2,240	Zillow Group, Inc., 2.00%, 12/1/21	2,275,000
		36,670,062
Investment Companies - 0.3%
4,355	Prospect Capital Corp., 6.375%, 3/1/25	4,338,669

Iron/Steel - 0.1%
925	Cleveland-Cliffs, Inc., 1.50%, 1/15/25	1,275,430

Lodging - 0.3%
2,535	Caesars Entertainment Corp., 5.00%, 10/1/24	3,758,315

Machinery-Diversified - 0.2%
1,710	Chart Industries, Inc., 1.00%, 11/15/24 (a)(b)	2,738,749

Media - 1.4%
	DISH Network Corp.,
2,300	2.375%, 3/15/24	2,007,805
6,545	3.375%, 8/15/26	6,020,174
1,600	Liberty Interactive LLC, 1.75%, 9/30/46 (a)(b)	1,926,354
	Liberty Media Corp.,
2,095	1.00%, 1/30/23	2,510,781
2,815	1.375%, 10/15/23	3,294,676
3,625	2.125%, 3/31/48 (a)(b)	3,529,644
		19,289,434
Oil, Gas & Consumable Fuels - 0.8%
4,240	Chesapeake Energy Corp., 5.50%, 9/15/26	3,855,574
2,400	Ensco Jersey Finance Ltd., 3.00%, 1/31/24	2,034,000
600	Helix Energy Solutions Group, Inc., 4.25%, 5/1/22	589,812
2,000	Nabors Industries, Inc., 0.75%, 1/15/24	1,449,495
465	Oil States International, Inc., 1.50%, 2/15/23	418,791
1,775	Transocean, Inc., 0.50%, 1/30/23	1,904,820
		10,252,492
Pharmaceuticals - 1.3%
3,175	DexCom, Inc., 0.75%, 12/1/23 (a)(b)	3,313,910
850	Flexion Therapeutics, Inc., 3.375%, 5/1/24	714,605
3,455	Herbalife Nutrition Ltd., 2.625%, 3/15/24	3,633,988
1,700	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	1,913,563
	Jazz Investments I Ltd.,
2,135	1.50%, 8/15/24	2,036,256
3,600	1.875%, 8/15/21	3,584,250
1,790	Supernus Pharmaceuticals, Inc., 0.625%, 4/1/23	1,813,678
		17,010,250
Pipelines - 0.4%
7,560	Cheniere Energy, Inc., 4.25%, 3/15/45	6,010,200

Retail - 0.1%
2,260	RH, zero coupon, 6/15/23 (a)(b)	1,966,794

Semiconductors - 3.1%
1,310	Advanced Micro Devices, Inc., 2.125%, 9/1/26	4,625,689
1,715	Cree, Inc., 0.875%, 9/1/23 (a)(b)	2,175,618
1,965	Cypress Semiconductor Corp., 2.00%, 2/1/23	2,138,598
2,025	Inphi Corp., 1.125%, 12/1/20	2,551,500
1,180	Intel Corp., 3.25%, 8/1/39	2,949,729
10,030	Microchip Technology, Inc., 1.625%, 2/15/27	13,037,604
	Micron Technology, Inc.,
280	2.125%, 2/15/33, Ser. F	1,077,804
130	3.125%, 5/1/32, Ser. D	548,286
540	Novellus Systems, Inc., 2.625%, 5/15/41	3,402,594
1,715	NXP Semiconductors NV, 1.00%, 12/1/19	1,900,476
2,910	ON Semiconductor Corp., 1.625%, 10/15/23	3,828,250
2,785	Synaptics, Inc., 0.50%, 6/15/22	2,549,667
1,605	Veeco Instruments, Inc., 2.70%, 1/15/23	1,394,581
		42,180,396
Software - 3.5%
3,515	Akamai Technologies, Inc., 0.125%, 5/1/25 (a)(b)	3,729,511
175	Alteryx, Inc., 0.50%, 6/1/23 (a)(b)	366,686
2,685	Atlassian, Inc., 0.625%, 5/1/23 (a)(b)	3,977,242
1,465	Avaya Holdings Corp., 2.25%, 6/15/23 (a)(b)	1,434,102
2,700	DocuSign, Inc., 0.50%, 9/15/23 (a)(b)	2,921,089
1,920	Envestnet, Inc., 1.75%, 6/1/23 (a)(b)	2,320,074
	Evolent Health, Inc.,
2,220	1.50%, 10/15/25 (a)(b)	1,832,906
1,945	2.00%, 12/1/21	1,908,636
950	Five9, Inc., 0.125%, 5/1/23 (a)(b)	1,350,478
1,940	LivePerson, Inc., 0.75%, 3/1/24 (a)(b)	2,010,422
925	New Relic, Inc., 0.50%, 5/1/23 (a)(b)	1,083,252
	Nuance Communications, Inc.,
1,875	1.00%, 12/15/35	1,752,715
1,950	1.25%, 4/1/25	1,939,568
1,955	Pluralsight, Inc., 0.375%, 3/1/24 (a)(b)	2,233,166
1,440	RealPage, Inc., 1.50%, 11/15/22	2,355,323
1,725	ServiceNow, Inc., zero coupon, 6/1/22	3,495,261
	Splunk, Inc. (a)(b),
1,720	0.50%, 9/15/23	1,962,972
2,845	1.125%, 9/15/25	3,323,189
1,565	Twilio, Inc., 0.25%, 6/1/23 (a)(b)	3,137,666
2,955	Workday, Inc., 0.25%, 10/1/22	4,400,677
		47,534,935
Telecommunications - 0.5%
1,455	GDS Holdings Ltd., 2.00%, 6/1/25 (a)(b)	1,465,442
3,955	Viavi Solutions, Inc., 1.00%, 3/1/24	4,627,674
		6,093,116
Transportation - 0.3%
2,420	Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	2,512,786
2,065	Greenbrier Cos., Inc., 2.875%, 2/1/24	2,084,605
		4,597,391

Total Convertible Bonds & Notes (cost-$306,025,157)		317,696,637

Shares
CONVERTIBLE PREFERRED STOCK - 5.1%
Banks - 1.3%
6,005	Bank of America Corp., 7.25%, Ser. L (e)	7,929,663
7,505	Wells Fargo & Co., 7.50%, Ser. L (e)	9,812,337
		17,742,000
Chemicals - 0.2%
56,875	International Flavors & Fragrances, Inc., 6.00%, 9/15/21	2,981,956

Diversified Financial Services - 0.2%
63,045	AMG Capital Trust II, 5.15%, 10/15/37	3,170,226

Electric Utilities - 0.9%
75,035	CenterPoint Energy, Inc., 7.00%, 9/1/21, Ser. B	3,994,863
90,000	NextEra Energy, Inc., 6.123%, 9/1/19	5,616,000

25,295	Sempra Energy, 6.00%, 1/15/21, Ser. A	2,703,783
		12,314,646
Electronic Equipment, Instruments & Components - 0.1%
19,650	Belden, Inc., 6.75%, 7/15/19	1,475,518

Electronics - 0.3%
3,440	Fortive Corp., 5.00%, 7/1/21, Ser. A	3,712,620

Equity Real Estate Investment Trusts (REITs) - 0.4%
4,525	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A	5,218,960

Gas Utilities - 0.3%
78,185	South Jersey Industries, Inc., 7.25%, 4/15/21	4,036,692

Hand/Machine Tools - 0.3%
37,185	Stanley Black & Decker, Inc., 5.375%, 5/15/20	3,805,141

Healthcare-Products - 0.7%
99,605	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A	5,940,940
2,765	Danaher Corp., 4.75%, 4/15/22, Ser. A	2,912,928
		8,853,868
Investment Companies - 0.1%
6,930	Mandatory Exchangeable Trust, 5.75%, 6/1/19 (a)(b)	1,436,139

Metal Fabricate/Hardware - 0.2%
44,915	Rexnord Corp., 5.75%, 11/15/19, Ser. A	2,634,265

Oil, Gas & Consumable Fuels - 0.1%
45,100	ATP Oil & Gas Corp., 8.00% (cost - $4,510,000; purchased 9/23/09) (a)(b)(d)(e)(f)(h)	4
15,975	Nabors Industries Ltd., 6.00%, 5/1/21	429,568
213,230	Sanchez Energy Corp., 6.50%, Ser. B (e)	200,436
		630,008

Total Convertible Preferred Stock (cost-$76,065,626)		68,012,039

Principal Amount (000s)
CORPORATE BONDS & NOTES (c) - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
$4,647	Cobalt International Energy, Inc., 7.75%, 12/1/23 (cost-$2,077,040)	325,290

Repurchase Agreements - 2.4%
32,440	State Street Bank and Trust Co., dated 4/30/19, 0.50%, due 5/1/19, proceeds $32,440,451; collateralized by U.S. Treasury Notes, 2.625% - 2.75%, due 5/31/23 - 6/30/23, valued at $33,093,482 including accrued interest (cost-$32,440,000)	32,440,000

Total Investments, before options written (cost-$1,307,211,206)-100.2%		1,347,777,640

Total Options Written -(0.3)% (premiums received-$2,388,107) (i)(j)(k)		(4,442,261)

Total Investments, net of options written (cost-$1,304,823,099) (l)-99.9%		1,343,335,379
Other assets less other liabilities-0.1%		967,106
Net Assets-100.0%		$1,344,302,485

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees of the Fund (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments having a remaining maturity of 60 days or less will be valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $106,484,538, representing 7.9% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $106,484,538, representing 7.9% of net assets.

(c)	In default.
(d)	Fair-Valued—Security with a value of $4, representing less than 0.05% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(h)	Restricted. The cost of such security is $4,510,000. The value is $4, representing less than 0.05% of net assets.
(i)	Non-income producing.
(j)	Exchange traded-Chicago Board Options Exchange.
(k)	Exchange traded option contracts outstanding at April 30, 2019:

Options written contracts outstanding at April 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Amgen, Inc.	190.00 USD	5/17/19	(356)	$(35,600)	$(29,192)	$(72,247)	$43,055
Bank of America Corp.	29.00 USD	5/17/19	(2,411)	(241,100)	(406,254)	(72,329)	(333,925)
Broadcom, Inc.	340.00 USD	6/21/19	(246)	(24,600)	(118,080)	(129,877)	11,797
Celanese Corp.	105.00 USD	5/17/19	(206)	(20,600)	(88,580)	(17,723)	(70,857)
Cisco Systems, Inc.	55.00 USD	5/17/19	(1,400)	(140,000)	(278,600)	(109,199)	(169,401)
Conagra Brands, Inc.	31.00 USD	5/17/19	(1,974)	(197,400)	(113,505)	(67,115)	(46,390)
ConocoPhillips	72.50 USD	5/17/19	(626)	(62,600)	(2,191)	(38,185)	35,994
General Electric Co.	10.50 USD	5/10/19	(4,566)	(456,600)	(63,924)	(82,187)	18,263
General Motors Co.	42.00 USD	5/17/19	(1,723)	(172,300)	(5,169)	(68,919)	63,750
International Paper Co	47.50 USD	5/17/19	(908)	(90,800)	(51,302)	(48,123)	(3,179)
JPMorgan Chase & Co.	104.00 USD	5/3/19	(932)	(93,200)	(1,083,450)	(66,171)	(1,017,279)
KLA-Tencor Corp.	130.00 USD	5/17/19	(337)	(33,700)	(85,092)	(49,875)	(35,217)
Medtronic PLC	87.50 USD	5/31/19	(702)	(70,200)	(214,110)	(55,418)	(158,692)
Merck & Co., Inc.	77.50 USD	5/17/19	(900)	(90,000)	(187,200)	(50,349)	(136,851)

MetLife, Inc.	45.00 USD	5/17/19	(1,600)	(160,000)	(257,600)	(55,999)	(201,601)
Mondelez International, Inc.,	52.50 USD	6/21/19	(1,346)	(134,600)	(111,718)	(71,336)	(40,382)
Oracle Corp.	57.00 USD	5/17/19	(1,385)	(138,500)	(24,237)	(37,394)	13,157
Pfizer, Inc.	40.00 USD	5/3/19	(1,606)	(160,600)	(116,435)	(65,845)	(50,590)
Philip Morris International, Inc.	92.50 USD	5/17/19	(236)	(23,600)	(1,652)	(35,167)	33,515
Philip Morris International, Inc.	87.50 USD	6/21/19	(436)	(43,600)	(85,238)	(38,779)	(46,459)
Public Service Enterprise Group, Inc.	55.00 USD	6/21/19	(1,500)	(150,000)	(727,500)	(690,741)	(36,759)
Quest Diagnostics, Inc.	95.00 USD	5/17/19	(681)	(68,100)	(171,953)	(40,179)	(131,774)
Royal Dutch Shell PLC	66.00 USD	5/3/19	(1,763)	(176,300)	(8,815)	(47,601)	38,786
Target Corp.	82.50 USD	5/17/19	(926)	(92,600)	(8,797)	(88,895)	80,098
Valero Energy Corp.	89.50 USD	5/3/19	(642)	(64,200)	(106,251)	(94,373)	(11,878)
Verizon Communications, Inc.	60.00 USD	6/21/19	(1,225)	(122,500)	(40,425)	(77,173)	36,748
Walt Disney Co.	142.00 USD	5/17/19	(433)	(43,300)	(54,991)	(116,908)	61,917
Total options written contracts					$(4,442,261)	$(2,388,107)	$(2,054,154)

(l)                  At April 30, 2019, the cost basis of portfolio securities for federal income tax purposes was $1,306,044,431. Gross unrealized appreciation was $130,538,064; gross unrealized depreciation was $93,247,116; and net unrealized appreciation was $37,290,948. The difference between book and tax cost basis was primarily attributable to wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 — valuations based on significant unobservable inputs (including the Investment Manager’s or the Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2019 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally acceptable in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at April 30, 2019 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 4/30/19
Investments in Securities - Assets
Common Stock	$929,303,674	—	—	$929,303,674
Convertible Bonds & Notes	—	$317,696,637	—	317,696,637
Convertible Preferred Stock:
Diversified Financial Services	—	3,170,226	—	3,170,226
Electronics	—	3,712,620	—	3,712,620
Equity Real Estate Investment Trusts (REITs)	—	5,218,960	—	5,218,960
Hand/Machine Tools	—	3,805,141	—	3,805,141
Healthcare-Products	2,912,928	5,940,940	—	8,853,868
Investment Companies	—	1,436,139	—	1,436,139
Oil, Gas & Consumable Fuels	429,568	200,436	$4	630,008
All Other	41,185,077	—	—	41,185,077
Corporate Bonds & Notes	—	325,290	—	325,290
Repurchase Agreements	—	32,440,000	—	32,440,000
	973,831,247	373,946,389	4	1,347,777,640
Investments in Securities - Liabilities
Options Written:
Market Price	(4,442,261)	—	—	(4,442,261)
Totals	$969,388,986	$373,946,389	$4	$1,343,335,379

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2019, was as follows:

	Beginning Balance 1/31/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 4/30/19
Investments in Securities - Assets
Convertible Preferred Stock:
Oil, Gas & Consumable Fuels	$4	$—	$—	$—	$—	$—	$—	$—	$4
Corporate Bonds & Notes:
Oil, Gas & Consumable Fuels	325,290	—	—	—	—	—	—	(325,290)	—
Totals	$325,294	$—	$—	$—	$—	$—	$—	$(325,290)	$4

* Transferred out of Level 3 and into Level 2 because an evaluated mean price was available at April 30, 2019.

There was no change in unrealized appreciation/depreciation of Level 3 investments held at April 30, 2019.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust